Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities - Summary of Investments in Community Development and Tax-advantaged VIEs (Detail) (Community Development and Tax Advantaged Investments [Member], USD $)
In Millions, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Community Development and Tax Advantaged Investments [Member]
Variable Interest Entity [Line Items]
Investment carrying amount	$ 4,259	$ 4,178
Unfunded capital and other commitments	1,743	1,661
Maximum exposure to loss	$ 8,393	$ 7,390